Contract liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Contract liabilities
Note 15—Contract Liabilities
Deferred income was €0.9 million and €6.9 million for the financial years ended December 31, 2019 and 2018, respectively, and relate to partially satisfied performance obligations due to our ongoing research and development of licensed product candidates. The remaining balance of
deferred income is expected to be recognized as revenue in 2020, as services are transferred.
Revenue recognized from deferred income was €6.1 million, €0.0 million and €0.0

million for the financial years ended December 31, 2019, 2018 and 2017, respectively.